INCOME TAX (Summary of Deferred Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
INCOME TAX [Abstract]
Provision for employee related obligations, current	$ 130		$ 139
Provision for legal obligation, current	3,519		3,553
Deferred taxes included in other current assets	3,649	[1]	3,692	[1]
Provision for employee related obligations, non-current	678		533
Carry forward tax losses and foreign tax credit, non-current	3,223		4,029
Temporary differences, net, non-current	1,010		1,982
Gross deferred income taxes, non-current	4,911		6,544
Valuation allowance, non-current	(2,175)		(2,979)
Deferred income taxes, non-current	$ 2,736		$ 3,565

[1]	(*) See Note 15.